PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Depreciation expense	$ 159,018	$ 80,981	$ 0